Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Consolidated Balance Sheets [Abstract]
Interest-earning deposits	$ 99,735	$ 127,544
Available-for-sale Securities, Amortized Cost	1,058,283	1,367,925
Held-to-maturity securities, estimated fair value	1,741,846	1,969,899
Loans receivable, allowance for credit losses	$ 8,822	$ 11,100
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	147,840,268	155,379,739
Common stock, shares outstanding	147,840,268	155,379,739